Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 14, 2016
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000356134
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	faf
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 25, 2016
Prospectus Date	rr_ProspectusDate	Oct. 14, 2016
First American Institutional Prime Obligations Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading

This information supplements the First American Money Market Funds Class A Prospectus and Statement of Additional Information of the Fund dated October 14, 2016, each as supplemented to date. Please retain this supplement for future reference.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

As of the close of business on October 25, 2016 (the “Closing Date”), Class A shares of First American Institutional Prime Obligations Fund (the “Fund”) are closed to new investors. Existing shareholders of Class A shares on the Closing Date may continue to hold their Class A shares, purchase additional Class A shares, and redeem their Class A shares as described in the Fund’s prospectus.

On December 8, 2016, any holdings you may have in Class A shares of the Fund will be converted to Class Y shares of the Fund. Shareholders of Class A shares will not be required to take any action in order to effect this conversion to Class Y shares.

Class A shares and Class Y shares of the Fund have identical provisions, rights and privileges, except that Class Y shares’ total annual fund operating expenses are lower than Class A shares. A comparison of the fees and expenses of Class A shares and Class Y shares can be found below and in the prospectuses for each share class.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[1]
First American Institutional Prime Obligations Fund | Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading

This information supplements the First American Money Market Funds Class D Prospectus and Statement of Additional Information of the Fund dated October 14, 2016, each as supplemented to date. Please retain this supplement for future reference.

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

As of the close of business on October 25, 2016 (the “Closing Date”), Class D shares of First American Institutional Prime Obligations Fund (the “Fund”) are closed to new investors. Existing shareholders of Class D shares on the Closing Date may continue to hold their Class D shares, purchase additional Class D shares, and redeem their Class D shares as described in the Fund’s prospectus.

On December 8, 2016, any holdings you may have in Class D shares of the Fund will be converted to Class Y shares of the Fund. Shareholders of Class D shares will not be required to take any action in order to effect this conversion to Class Y shares.

Class D shares and Class Y shares of the Fund have identical provisions, rights and privileges, except that the Class Y shares’ total annual fund operating expenses are lower than Class D shares. A comparison of the fees and expenses of Class D shares and Class Y shares can be found below and in the prospectuses for each share class.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.60%	[2]
First American Institutional Prime Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[3]

[1]	The Fund's advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2017, so that total annual fund operating expenses for Class A shares, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[2]	The Fund's advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2017, so that total annual fund operating expenses for Class D shares, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.
[3]	The Fund's advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2017, so that total annual fund operating expenses for Class Y shares, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2017 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.